INCOME TAXES - Components of the deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Guarantee liabilities	¥ 1,628,214	¥ 1,182,114
Advertising expenses		290,720
Provision for accounts receivable and contract assets	34,889	236,252
Provision for loan losses	186,462	84,452
Net operating loss carry forwards	22,785	12,951
Gross deferred tax assets	1,872,350	1,806,489
Valuation allowance on deferred tax assets	(9,783)	(2,205)
Deferred tax liabilities	1,862,567	1,804,284
Uncollected revenues	(501,848)	(1,106,936)
Total deferred tax liabilities	(501,848)	(1,106,936)
Net deferred tax (liabilities)	1,360,719	697,348
Allowance for deferred tax assets	9,783	2,205
Net operating loss carryforward	52,007
Undistributed earnings	¥ 5,964,686	4,264,093
Withholding income tax rate on dividends (as a percent)	10.00%
Minimum withholding income tax rate on dividends (as a percent)	5.00%
Direct ownership percentage threshold	25.00%
Maximum withholding income tax rate on dividends (as a percent)	10.00%
Withholding income taxes for undistributed profits	¥ 0	¥ 0